Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Schedule of Transactions with Related Parties	Composed as follows:
	Year ended on December 31,
	2023	2022	2021
	USD in thousands

Compensations to key officers (1)	1,746	1,784	1,241
Compensations to directors (2)	1,525	837	733
Directors’ and officers’ insurance	771	846	788
Consultant services (3)	180	218	-
Interest and discount amortizations of loans from Jeffs’ Brands related parties (4)	-	42	172
Finance expense on Screenz payable balance (note 4D)	-	212	169
Compensation to member of senior management of Gix Internet (5)	188	34	-
Eventer sales and marketing expenses to Keshet (note 4D)	-	165	279
Eventer revenues from related parties	-	-	23
Eventer general and administrative expenses to Screenz	-	41	13
Jeffs’ Brands cost of revenues from related parties (6)	545	-	-
Jeffs’ Brands income from related parties (7)	255	-	-
Jeffs’ Brands revenue sharing payment (8)	17	-	-
Management fees from Parazero included in other income (note 4L)	50	-	-
Other income from credit line to Parazero (note 4L)	40	-	-
(1)	Includes granted options benefit in the aggregated amount of USD 80 thousand, USD 263 thousand and USD 583 thousand for the years ended December 31, 2023, 2022 and 2021, respectively and provision of bonus of approximately USD 145 thousand and USD 308 thousand, for each of the years ended December 31, 2023, and 2022, respectively. Also, includes grant of restricted share units (RSUs) in the aggregated amount of USD 112 thousand for the year ended December 31, 2023.
(2)	Includes granted options benefit in the aggregated amount of USD 165 thousand, USD 81 thousand and USD 195 thousand for the years ended December 31, 2023, 2022 and 2021, respectively and provision and payments of bonus of approximately USD 119 thousand, USD 77 thousand and USD 86 thousand for the years ended December 31, 2023, 2022 and 2021, respectively. Also, includes grant of restricted share units (RSUs) in the aggregated amount of USD 193 thousand for the year ended December 31, 2023.
(3)	Includes consulting fees to Pure Capital who is a related party of the Company’s subsidiary Jeffs’ Brands.
(4)	Includes interest and discount amortizations of loans to related parties of the Company’s subsidiary Jeffs’ Brands.
(5)	Compensation to Cortex’s CTO, a related party of Gix Internet.
(6)	Includes inventory storage expenses to Pure NJ Logistics LLC who is a related party of the Company’s subsidiary Jeffs’ Brands. See note 4E.
(7)	Includes consulting income and a one-time signing bonus from SciSparc Nutraceuticals who is a related party of the Company’s subsidiary Jeffs’ Brands. See note 4E.
(8)	Includes revenue sharing to Pure Capital who is a related party of the Company’s subsidiary Jeffs’ Brands.

Schedule of Current Assets under Related Parties	Current assets under related parties section:
	December 31,	December 31,
	2023	2022
	USD in thousands

Advances to Pure Logistics (related party of Jeffs’ Brands) (note 4E)	-	228
Other receivables (a related party of Gix Internet) (note 4F)	53	60
Other receivables (a related party of Eventer) (note 4D)	6	10
	59	298

Schedule of Current Assets under Loans to Associates	Current assets under loans to associates section:
	December 31,	December 31,
	2023	2022
	USD in thousands

Loan to Zig Miami 54 (note 4G)	1,545	-
Loan to Laminera (note 4M)	-	93
Loan to Polyrizon (note 4M)	77	-
Loan to Revoltz (note 4I)	62	62
Credit line to Parazero (note 4L)	-	391
	1,684	546

Schedule of Current Assets under Loans to Others	Current assets under loans to others section:
	December 31,	December 31,
	2023	2022
	USD in thousands

Loan to Metagramm (note 4O)	250	-
	250	-

Schedule of Current Liabilities	Current Liabilities:
	December 31,
	2023	2022
	USD in thousands

Compensation to key management personnel (*)	681	649
Other payable dividend to related parties of Gix Internet	-	284
Other accrued expenses to related parties of Jeffs’ Brands	216	-
Other accrued expenses to related parties of Gix Internet	6	-
Other accrued expenses to related parties of Eventer	6	122
	909	1,055
*	Compensation to key management:

Schedule of Compensation to Key Management	Compensation to key management:
	December 31,
	2023	2022
	USD in thousands

Directors’ fees	322	496
Payroll, provision for bonus and for termination of employment	359	153
	681	649

Schedule of Non-Current Liabilities	Non-Current Liabilities:
	December 31,
	2023	2022
	USD in thousands

Loans from related parties of Viewbix Ltd. (note 4F)	187	-
	187	-